Note 13 - Financial Instruments with Off-balance-sheet Risk - Financial Instruments Whose Contract Amounts Represents Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Contract or notional amount	$ 933,148	$ 705,587
Unused Commitments to Extend Credit [Member]
Contract or notional amount	851,196	632,686
Standby Letters of Credit 1 [Member]
Contract or notional amount	$ 81,952	$ 72,901